Gain on Sale and (Write-down) of Vessels (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Impaired Long-Lived Assets Held and Used [Line Items]
(Write-down) gain related to sale	$ 350	$ (316,726)	$ (206,941)	$ (318,226)
Proceeds from sale of vessels			$ 19,210	$ 0
Partnership interest in subsidiary (as a percent)			50.00%
FPSO segment
Impaired Long-Lived Assets Held and Used [Line Items]
(Write-down) gain related to sale			$ (180,200)
1998 Built Shuttle Tanker
Impaired Long-Lived Assets Held and Used [Line Items]
Proceeds from sale of vessels			10,400
Navion Britannia | Shuttle tanker segment
Impaired Long-Lived Assets Held and Used [Line Items]
(Write-down) gain related to sale			2,600
Nordic Spirit and Stena Spirit | 50%-owned subsidiary of Partnership
Impaired Long-Lived Assets Held and Used [Line Items]
Write-down of value of vessels			14,800
Nordic Spirit and Stena Spirit | Shuttle tanker segment
Impaired Long-Lived Assets Held and Used [Line Items]
Write-down of value of vessels			$ 29,700